Affiliated companies and other equity-method investees (Tables)	12 Months Ended
Mar. 31, 2015
Affiliated companies and other equity-method investees
Summary of financial information for JAFCO, NRI and NREH

	Millions of yen
	March 31
	2014	2015
Total assets	¥2,089,844	¥2,268,874
Total liabilities	1,247,768	1,308,632

	Millions of yen
	Year ended March 31
	2013(1)	2014	2015
Net revenues	¥143,193	¥947,213	¥781,110
Non-interest expenses	69,899	779,690	610,747
Net income attributable to the companies	48,706	87,261	119,838

(1)	NREH has been accounted for using the equity method from March 2013.

Summary of financial information for Fortress

	Millions of yen
	Year ended March 31
	2013(1)	2014(1)
Net revenues	¥95,356	¥144,349
Non-interest expenses	73,956	89,338
Net income (loss) attributable to the company	6,487	20,071

(1)	Financial information for Fortress is as of its fiscal years ended December 31, 2012 and 2013, respectively. Nomura historically recognized its share of Fortress’s earnings on a three-month lag prior to its disposal in 2014.

Summary of balances and transactions with affiliated companies and other equity-method investees

	Millions of yen
	March 31
	2014	2015
Investments in affiliated companies	¥339,637	¥376,174
Advances to affiliated companies	5,797	2,104
Other receivables from affiliated companies	6,919	2,328
Other payables to affiliated companies	9,344	6,720

	Millions of yen
	Year ended March 31
	2013	2014	2015
Revenues	¥7,418	¥411	¥688
Non-interest expenses	48,755	57,687	48,176
Purchase of software, securities and tangible assets	55,099	26,655	26,772

Summary of aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees

	Millions of yen
	March 31
	2014	2015
Carrying amount	¥330,983	¥362,984
Fair value	429,854	530,570